ACCOUNTS AND NOTES RECEIVABLE (Schedule Of Movement Of Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement of allowance for doubtful accounts
Balance at beginning of year	$ 2,946	$ 1,143	$ 556
Charge to expenses	$ 788	2,090	812
Transferring out as a result of deconsolidation of subsidiaries		$ (247)	(2)
Write-off of accounts receivable			(249)
Exchange difference	$ (482)	$ (40)	26
Balance at end of year	$ 3,252	$ 2,946	$ 1,143